ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Monetary Policy By BCRA (Details) - USD ($) $ in Billions		1 Months Ended					12 Months Ended
	Dec. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2024
ECONOMIC CONTEXT ON GROUPS OPERATIONS
BCRA, monetary base target	$ 29,700.0		$ 47.7
Liquidity Tax Bills (LEFIs) purchased by BCRA							$ 20.0
Passive pass rate
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Macro-economic indicator, interest rate, percentage		40.00%		80.00%	100.00%	100.00%